Note 20 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years Ended December 31,
	2022	2021
	A$	A$
Australia (home country)	4,978,712	4,580,741
Americas	1,387,556	1,419,436
Europe	2,841,678	3,905,621
Other	150,082	250,155
Total income	9,358,028	10,155,953

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31,
	2022	2021
	A$	A$
Siemens	13%	17%
Other	87%	83%